Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities [Abstract]
Other liabilities
28.	Other liabilities

Other	liabilities as of December 31, 2019 and 2020 are as follows:

	2019		2020
Lease liabilities (*)	~~W~~	1,104,259	594,161
Accounts payable		11,894,764	14,568,962
Accrued expenses		3,502,538	3,054,247
Dividend payable		31,599	32,508
Advance received		173,850	164,885
Unearned income		294,710	317,283
Withholding value-added tax and other taxes		720,053	692,719
Securities deposit received		1,903,119	2,198,722
Foreign exchange settlement pending		243,532	259,138
Domestic exchange settlement pending		1,452,955	5,745,338
Payable from trust account		5,350,285	5,086,459
Due to agencies		744,660	790,486
Deposits for subscription		60,500	148,506
Separate account liabilities		8,700,695	10,120,258
Sundry liabilities		1,968,823	1,617,449
Others		151,056	185,027
Present value discount		(59,840)	(49,935)

	~~W~~38,237,558		45,526,213

(*)

As of December 31, 2020, the Group accounts the lease liabilities as other liabilities. For the year ended December 31, 2020, the amount of variable lease payments that are not included in the measurement of lease liabilities is ~~W~~ 114 million, cash outflows from leases are ~~W~~ 788,532 million, and interest expense on lease liabilities is ~~W~~ 14,504 million.